Note 39 - Subsequent Events	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of events after reporting period [text block]
39	Subsequent events

There were no significant subsequent events between December 31, 2022 and the date of issue of these financial statements other than described below and included in the preceding notes to the consolidated financial statements.

(a)	Acquisition of Bilboes

On January 6, 2023 Company announced that it completed the acquisition of Bilboes Gold, the parent company which owns, through its Zimbabwe subsidiary, Bilboes Holdings, the Bilboes gold project in Zimbabwe. Refer to note 5 for more information.

(b)	Solar loan notes

From February to April 2023 Caledonia Mining Services (Private) Limited (“CMS”), owner of the solar plant and a wholly owned subsidiary of the Company, issued loan notes (“bonds”) to the value of $7 million to Zimbabwean registered commercial entities. The bonds were issued to optimise the capital structure of the Group and provide additional debt instruments to the Zimbabwean financial market. The bonds have an interest rate of 9.5% payable bi-annually and have a tenor of 3 years from the date of issue. The bond repayments are guaranteed by the Company.

(c)	Equity Raise

During March and April 2023, the Company conducted placings of depositary interests and depositary receipts for its shares on the AIM and VFEX. A total of 1,207,514 common shares were placed in the form of depositary interests and depositary receipts raising a total US$16.6 million before deduction of the costs related to these placings.

(d)	PUs and EPUs granted

On April 7, 2023 the Company granted 79,894 PUs and 93,035 EPUs to certain management and employees within the Group pursuant to provisions of the 2015 Omnibus Equity Incentive Compensation Plan (“OEICP”). All PUs and EPUs were granted and approved at the discretion of the Compensation Committee of the Board of Directors.

These PUs have a performance condition based on 50% gold production over three years, 50% three year average normalised controllable cost per ounce of producing gold and a performance period of one up to three years. The number of PUs that vest will be the relevant portion of the PUs granted multiplied by the performance multiplier, which will reflect the actual performance in terms of the performance conditions compared to expectations on the date of the award. PUs have rights to dividends only after they have vested.

EPUs have a performance multiplier calculated on 50% gold production over three years, 50% three year average normalised controllable cost per ounce of producing gold and a performance period of three years. The number of EPUs that vest as shares will be the EPUs granted multiplied by the performance multiplier percentage. EPUs have rights to dividends only after they have vested.